Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2014	2015
	(in thousands)

Land	$14,328	14,328
Building and improvements	18,582	22,460
Machinery	41,154	42,770
Research and development equipment	25,155	25,949
Software	12,537	13,260
Office furniture and equipment	9,968	10,655
Others	23,516	24,793
	145,240	154,215
Accumulated depreciation and amortization	(89,090)	(101,373)
Prepayment for purchases of land and equipment	1,121	1,619
	$57,271	54,461